BASIC AND DILUTED NET LOSS PER SHARE (Summary of Reconciliation of Basic Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Shares used in computing net loss per ordinary shares, basic and diluted	54,425,056	50,504,698	48,017,188
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	4,621,780	7,447,519	7,676,713
Restricted share units	2,078,427	2,125,440	2,090,512
Convertible Notes	4,428,999	3,104,251	3,104,251
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	11,129,206	12,677,210	12,871,476